Notes Payable - Related Party	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Notes Payable - Related Party

(8) Notes Payable – related party

On April 4, 2019, the Company issued a note payable to a related party in the amount of $200,000. This note is unsecured, bears interest at 10% and matures on April 4, 2024. $150,000 of this note payable is guaranteed by a separate related party plus 5% interest. As of December 31, 2020 and 2019, outstanding principal balance on note payable with related party is $200,000 and $200,000, respectively.

On May 6, 2019, the Company issued a note payable to a related party in the amount of $20,000. This note is unsecured, bears interest at 10% and matures on May 6, 2024.

On May 8, 2019, the Company issued a note payable to a related party in the amount of $20,000. This note is unsecured, bears interest at 10% and matures on May 8, 2024.

On July 1, 2019, the Company issued two notes payable with related parties in the amount of $20,000. These notes are unsecured, bear interest at 10% and mature on July 8, 2020 or the date that the Company raises $250,000 or more from outside investors, whichever is sooner. In consideration of this note payable, the noteholders were granted 56,000 stock options at an exercise price of $0.36 per share. The options granted were valued using the Black Scholes method (see note 11) and a debt discount of $6,281 was allocated to the promissory notes based on the relative fair value of options granted. As of December 31, 2020, $6,281 of this debt discount had been amortized to the value of the notes. During the twelve months ended December 31, 2020, the Company repaid the principal balance of the notes payable to related parties in full.

On July 12, 2019, the Company issued two notes payable with related parties in the amount of $20,000. This note is unsecured, bears interest at 10% and matures on July 12, 2020 or the date that the Company raises $250,000 or more from outside investors, whichever is sooner. In consideration of this notes payable, the noteholders were granted 56,000 stock options at an exercise price of $0.36 per share. These options were valued using the Black Scholes method (see note 11) and a debt discount of $6,280 was allocated to these promissory notes based on the relative fair value of options granted. As of December 31, 2020, $6,280 of this debt discount had been amortized to the value of the notes. During the twelve months ended December 31, 2020, the Company repaid the principal balance of the notes payable to related parties in full.

On July 17, 2019, the Company issued a note payable to a related party in the amount of $37,000. This note is secured by a Company vehicle, bears interest at 3.5% and matures on August 18, 2021. During the year ended December 31, 2019, principal payments of $7,504 were made. During the year ended December 31, 2020, principal payments of $26,442 were made.

On July 29, 2019, the Company issued two notes payable to a related party in the amount of $20,000. These notes are unsecured, bear interest at 10% and matures on July 29, 2020 or the date that the Company raises $250,000 or more from outside investors, whichever is sooner. In consideration of this notes payable, the noteholders were granted 56,000 stock options at an exercise price of $0.36 per share. These options were valued using the Black Scholes method (see note 11) and a debt discount of $6,278 was allocated to the promissory notes based on the relative fair value of options granted. As of December 31, 2020, $6,278 of this debt discount had been amortized to the value of the notes. During the twelve months ended December 31, 2020, the Company repaid the principal balance of the notes payable to related parties in full.

On December 5, 2019, the Company issued a note payable to a related party in the amount of $5,000. This note is unsecured, bears interest at 10% and matures on July 12, 2020 or the date that the Company raises $250,000 or more from outside investors, whichever is sooner. In consideration of this note payable, the noteholder was granted 14,000 stock options at an exercise price of $0.36 per share. These options were valued using the Black Scholes method (see note 11) and a debt discount of $1,853 was allocated to this promissory note based on the relative fair value of options granted. As of December 31, 2020, $1,853 of this debt discount had been amortized to the value of the note. During the twelve months ended December 31, 2020, the Company repaid the principal balance of the note payable to related party in full.

On December 12, 2019, the Company issued a note payable to a related party in the amount of $130,000. This note is secured by a Company vehicle, bears interest at 5.25% and matures on January 18, 2020. During the year ended December 31, 2020, principal payments of $34,655 were made.

On December 5, 2019, the Company issued two notes payable to related parties in the amount of $10,000. These notes are unsecured, bear interest at 10% and matures on December 24, 2020 or the date that the Company raises $250,000 or more from outside investors, whichever is sooner. In consideration of this notes payable, the noteholder was granted 28,000 stock options at an exercise price of $0.36 per share. These options were valued using the Black Scholes method (see note 11) and a debt discount of $2,682 was allocated to the promissory notes based on the relative fair value of options granted. As of December 31, 2020, $2,682 of this debt discount had been amortized to the value of the notes. During the twelve months ended December 31, 2020, the Company repaid the principal balance of the notes payable to related parties in full.

On December 24, 2019, the Company issued two notes payable to related parties in the amount of $10,000. The notes are unsecured, bears interest at 10% and matures on December 24, 2020 or the date that the Company raises $250,000 or more from outside investors, whichever is sooner. In consideration of this notes payable, the noteholder was granted 28,000 stock options at an exercise price of $0.166 per share. These options were valued using the Black Scholes method (see note 11) and a debt discount of $3,882 was allocated to the promissory notes based on the relative fair value of options granted. As of December 31, 2020, $3,882 of this debt discount had been amortized to the value of the notes. During the twelve months ended December 31, 2020, the Company repaid the principal balance of the notes payable to related parties in full.

On January 17, 2020, the Company issued two notes payable to related parties in the amount of $20,000. The notes are unsecured, bear interest at 10% and mature on January 17, 2021 or the date that the Company raises $250,000 or more from outside investors, whichever is sooner. In consideration of this note payable, the noteholder was granted 56,000 stock options at an exercise price of $0.166 per share. These options were valued using the Black Scholes method (see note 11) and a debt discount of $5,526 was allocated to this promissory note based on the relative fair value of options granted. As of December 31, 2020, $5,526 of this debt discount had been amortized to the value of the note. During the twelve months ended December 31, 2020, the Company repaid the principal balance of the notes payable to related parties in full.